Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Without Sales Load [Member] | Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retail Class (without sales charge)
Average Annual Return, Percent	24.64%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class (without sales charge)
Average Annual Return, Percent	24.86%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	28.77%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	28.77%